UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6624

        Nuveen New York Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            03/31

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Tax-Free Income Portfolio (NXN)
	June 30, 2005

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Consumer Staples - 2.0%
$ 1,080	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	BBB	$ 1,129,950

	Education and Civic Organizations - 9.9%
1,700	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/12 at 101.00	AAA	1,849,379
	Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 - AMBAC
	Insured
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis	10/14 at 100.00	A-	104,940
	College, Series 2004, 5.000%, 10/01/34
500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A-	526,010
	Greater New York, Series 2002, 5.250%, 8/01/21
570	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	AAA	637,192
	City University System, Series 1990C, 7.500%, 7/01/10 - FGIC Insured
1,425	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rochester Institute of	7/07 at 101.00	AAA	1,494,041
	Technology, Series 1997, 5.250%, 7/01/22 - MBIA Insured
785	Dormitory Authority of the State of New York, Insured Revenue Bonds, Iona College, Series 2002,	7/12 at 100.00	AAA	829,831
	5.000%, 7/01/22 - XLCA Insured
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	207,972
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19

	Healthcare - 11.4%
750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	825,023
	2003A, 5.250%, 2/15/21 - AMBAC Insured
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	256,340
	University Hospital, Series 2002C, 6.450%, 7/01/32
250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	267,985
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured
415	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	464,074
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	529,670
	Hospital Association, Series 2003A, 5.500%, 7/01/32
670	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	723,211
	Center, Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group,	5/13 at 100.00	A3	266,420
	Series 2003, 5.375%, 5/01/23
1,680	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	1,837,718
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/17 - AMBAC Insured
1,195	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	1,307,187
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/17 - AMBAC Insured

	Housing/Multifamily - 5.1%
1,000	East Rochester Housing Authority, New York, Revenue Bonds, GNMA/FHA Secured Revenue Bonds, St.	12/12 at 103.00	AAA	1,087,230
	Mary's Residence Project, Series 2002A, 5.375%, 12/20/22
1,000	New Hartford-Sunset Woods Funding Corporation, New York, FHA-Insured Mortgage Revenue Bonds, Sunset	8/12 at 101.00	AAA	1,071,290
	Woods Apartments II Project, Series 2002, 5.350%, 2/01/20
775	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds,	8/05 at 100.00	AAA	776,318
	Series 1992C, 6.450%, 8/15/14 - MBIA Insured

	Housing/Single Family - 8.1%
2,500	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-First Series A, 5.300%, 10/01/31	4/11 at 100.00	Aaa	2,572,500
	(Alternative Minimum Tax)
2,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.000%, 10/01/18	10/11 at 100.00	Aa1	2,053,280
	(Alternative Minimum Tax)

	Long-Term Care - 9.3%
2,000	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Refunding Bonds, Jewish	8/12 at 101.00	AAA	2,110,940
	Home of Rochester, Series 2002, 4.625%, 2/15/17
1,000	New York City Industrial Development Agency, New York, GNMA Collateralized Mortgage Revenue Bonds,	11/12 at 101.00	AA+	1,047,190
	Eger Harbor House Inc. Project, Series 2002A, 4.950%, 11/20/32
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	2,126,660
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 - MBIA Insured

	Tax Obligation/General - 6.1%
	Clarkstown, Rickland County, New York, Various Purposes Serial Bonds, Series 1992:
505	5.600%, 6/15/10 - AMBAC Insured	No Opt. Call	AAA	563,540
525	5.600%, 6/15/11 - AMBAC Insured	No Opt. Call	AAA	593,397
525	5.600%, 6/15/12 - AMBAC Insured	No Opt. Call	AAA	602,962
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	824,933
	Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	249,917
300	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	331,923
285	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series	No Opt. Call	Aaa	318,884
	2005, 5.000%, 10/01/14 - FSA Insured

	Tax Obligation/Limited - 15.2%
600	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	649,794
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	575,610
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured
500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	557,035
	2002A, 5.500%, 1/01/20 - MBIA Insured
95	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2001A-2,	11/06 at 101.00	AAA	98,633
	5.125%, 11/15/21 - AMBAC Insured
670	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	712,766
	2003E, 5.000%, 2/01/23
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D:
175	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	193,979
320	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	355,885
50	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995A, 5.125%,	4/07 at 100.00	AAA	51,094
	4/01/15 - MBIA Insured
750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	828,750
	2003A, 5.250%, 4/01/23 - MBIA Insured
250	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004,	4/14 at 100.00	AAA	270,308
	5.000%, 4/01/21 - MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
250	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	269,933
200	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	216,270
1,225	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,322,669
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
1,000	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	1,100,130
250	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	274,135
500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	554,580
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
75	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%,	No Opt. Call	AA-	82,982
	1/01/10
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB-	548,200
	Yonkers Inc. Project, Series 2001A, 6.250%, 2/01/16

	Transportation - 2.4%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	431,352
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	AAA	561,520
	5.000%, 11/15/15 - FGIC Insured
375	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	404,093
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured

	U.S. Guaranteed *** - 10.6%
1,365	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,667,075
	County Issue, Series 1986, 7.375%, 7/01/16
1,430	Dormitory Authority of the State of New York, Revenue Bonds, Upstate Community Colleges, Series	7/11 at 101.00	AA-***	1,591,747
	2002A, 5.000%, 7/01/23 (Pre-refunded to 7/01/11)
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	1,147,940
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded to 3/15/13) - FGIC Insured
485	Suffolk County Water Authority, New York, Water Revenue Bonds, Series 1986V, 6.750%, 6/01/12	No Opt. Call	AAA	558,798
1,000	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series	10/10 at 100.00	Aaa	1,096,740
	2001, 5.000%, 10/01/17 (Pre-refunded to 10/01/10) - FSA Insured

	Utilities - 7.1%
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	2,113,760
	5.125%, 12/01/22 - FSA Insured
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	1,089,780
	5.000%, 9/01/16 - CIFG Insured
500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York	3/08 at 101.50	AAA	510,625
	State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 - MBIA Insured
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	270,318
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Alternative
	Minimum Tax) (Mandatory put 11/15/12)
60	Westchester County Industrial Development Agency, Westchester County, New York, Resource Recovery	7/07 at 101.00	BBB	62,359
	Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

	Water and Sewer - 12.3%
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	2,649,850
	Fiscal Series 2001C, 5.125%, 6/15/33
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving
	Funds Revenue Bonds, New York City Municipal Water Finance Authority Loan, Series 2002B:
2,000	5.250%, 6/15/19	6/12 at 100.00	AAA	2,213,820
2,000	5.000%, 6/15/27	6/12 at 100.00	AAA	2,126,020

$ 52,485	Total Long-Term Investments (cost $53,449,281) - 99.5%			56,746,457

	Other Assets Less Liabilities - 0.5%			296,359

	Net Assets - 100%			$57,042,816

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.
	At June 30, 2005, the cost of investments was $53,445,085.
	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation			$3,307,323
	Depreciation			(5,951)

	Net unrealized appreciation of investments			$3,301,372

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.